Document and Entity Information	0 Months Ended
Apr. 28, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 28, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 28, 2015
Prospectus Date	May 01, 2014
Royce Smaller-Companies Growth Fund | Consultant Class
Risk/Return:
Trading Symbol	RVPCX
Royce Smaller-Companies Growth Fund | R Class
Risk/Return:
Trading Symbol	RVPRX
Royce Smaller-Companies Growth Fund | K Class
Risk/Return:
Trading Symbol	RVPKX
CRK Prospectus | Royce Small-Cap Value Fund | Consultant Class
Risk/Return:
Trading Symbol	RVFCX
CRK Prospectus | Royce Small-Cap Value Fund | R Class
Risk/Return:
Trading Symbol	RVVRX
CRK Prospectus | Royce Small-Cap Value Fund | K Class
Risk/Return:
Trading Symbol	RVFKX